Short-Term Deposits and Marketable Securities	12 Months Ended
Dec. 31, 2022
Investments Debt And Equity Securities [Abstract]
Short-Term Deposits and Marketable Securities
3.	SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES

To optimize the return yield on its short-term investments, the Company invested $581 million of available cash in short-term deposits as of December 31, 2022, compared to $291 million as of December 31, 2021. These short-term deposits represent liquid assets with original maturity beyond three months and no significant risk of changes in fair value.

Changes in the fair value of marketable securities are detailed in the tables below:

	December 31, 2021	Purchase	Accretion	Proceeds at maturity	Change in fair value included in OCI*	December 31, 2022
U.S. Treasury debt securities	—	687	8	—	(16)	679
Total	—	687	8	—	(16)	679

*	Other Comprehensive Income

	December 31, 2020	Purchase	Accretion	Proceeds at maturity	Change in fair value included in OCI*	December 31, 2021
U.S. Treasury debt securities	133	—	—	(132)	(1)	—
Total	133	—	—	(132)	(1)	—

*	Other Comprehensive Income

In 2022, the Company invested $687 million available cash in U.S. Treasury bonds. The debt securities have an average rating of Aaa/AA+/AAA from Moody’s, S&P and Fitch, respectively, with a weighted average maturity of 3.5 years. The debt securities are reported as current assets on the line “Marketable securities” on the consolidated balance sheet as of December 31, 2022, since they represented investments of funds available for current operations. The Company does not intend to sell the investments and it is not more likely than not that the Company will be required to sell the investments before recovery of the amortized cost basis. The bonds are classified as available-for-sale financial assets and recorded at fair value as of December 31, 2022. The fair value measurement corresponds to a Level 1 fair value hierarchy measurement. The aggregate amortized cost basis of these securities totaled $695 million as of December 31, 2022.

Marketable securities totaling $750 million at principal amount were transferred to financial institutions as part of short-term securities lending transactions, in compliance with corporate policies. The Company, acting as the securities lender, does not hold any collateral in this unsecured securities lending transaction. The Company retains effective control on the transferred securities.

The Company did not hold debt securities as of December 31, 2021.